Expenses By Nature (Details) - Schedule of expenses by nature - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of expenses by nature [Abstract]
Payroll and related expenses	$ 1,347	$ 2,556	$ 2,666
Professional fees	1,945	2,313	1,609
Materials used and subcontracted work	322	760	903
Preparation of patents	249	139	118
Rent and office maintenance	144	176	206
Depreciation and amortization	75	42	77
Vehicle maintenance	61	110	140
Travel	47	223	189
Advertising and participation in exhibitions	18	268	170
Other	263	193	200
Inventory impairment		328	297
TOTAL COST OF REVENUES, INVENTORY IMPAIRMENT, RESEARCH AND DEVELOPMENT, SELLING AND MARKETING AND GENERAL AND ADMINISTRATIVE EXPENSES	$ 4,471	$ 7,108	$ 6,575